Events after the reporting period	12 Months Ended
Dec. 31, 2024
Events after the reporting period
Events after the reporting period

29.   Events after the reporting period

29.1. New Strategic Cycle Announcement

On January 13, 2025, the Company announced a workforce reduction involving approximately 15% of its employees. This decision forms part of a strategic initiative to streamline operations and simplify the organizational structure, in line with the implementation of a unified operating model focused on increased automation and artificial intelligence, as well as the expansion of the Company’s partner ecosystem.

The workforce reduction is expected to generate estimated cost savings between R$30 million and R$35 million in the fiscal year ending December 31, 2025, after considering severance-related expenses. As the event occurred after the reporting period and does not provide evidence of conditions that existed at the reporting date, it is classified as a non-adjusting event under IAS 10.

29.2. New agreement with Banco Itaú S.A.

In February 2025, the Company entered into a grace period agreement for a loan originally contracted in the amount of R$12 million. The new payment schedule includes a six-month grace period, with the first installment due in September 2025 and the last one due in July 2027. The Company was in full compliance with all financial covenants, with no breaches identified.

29.3. New agreement with Banco Bradesco S.A.

In March 2025, the Company entered into a grace period agreement for a loan originally contracted in the amount R$30 million. The new payment schedule includes a six-month grace period, with the first installment due in September 2025 and the last one due in December 2026. The Company was in full compliance with all financial covenants, with no breaches identified.

29.4. Covenant amendment with BTG Pactual S.A.

In March 2025, an amendment was made to the financial covenant related to the leverage debt-to-EBITDA ratio. The limit was revised from 2.5x to 4.0x to EBITDA, ensuring continued compliance with the loan agreement terms.

29.5. New agreement with Banco ABC

In April 2025, the Company entered into a new financing agreement with Banco ABC, replacing the previous agreement through early termination. The new agreement, in the amount of R$14 million and maturing in December 2025, includes a modified repayment schedule that reflects more favorable payment in comparison with the previous agreement. The first installment is due in May 2025 and the last one due in December 2025. The Company was in full compliance with all financial covenants, with no breaches identified.

29.6. New agreement with Banco Santander

In April 2025, the Company entered into a new financing agreement with Banco Santander. The agreement, in the amount of R$8.6 million, includes a modified repayment schedule offering more favorable terms compared to the previous agreement, with the first installment due in May 2025 and the last one due in October 2025. The Company remained in full compliance with all financial covenants, with no breaches.

29.7. New Long-Term Incentive Programs

On January 31, 2025, the Executive Board of Directors approved a new Long-Term Incentive Program (“ILP 7”) that will grant Class A common shares (or cash-based payments equivalent to Class A common shares) to certain executives and employees of the Company and its subsidiaries subject to, among other conditions, a vesting period of thirty six months counted as of January 1, 2025 and, in the case of some senior officers and employees, the achievement of certain gross profit performance goals to be established by the Company. ILP 7 designates a maximum of 2,300,000 Class A common shares to be issued to the beneficiaries of the plan after the vesting period and the achievement of the gross profit goals, as applicable.

On February 13, 2025, the Executive Board of Directors approved a special Restricted Stock Agreement (“ILP Extra”) designed for certain key employees of the Company and its subsidiaries. This agreement contemplates the granting of a total of 237,838 Class A common shares, subject to a vesting schedule with a three-year cliff period. The granted shares will vest in three equal installments (33% each) on each anniversary of the grant date, given that the employee remains employed by the Company. This special agreement is intended to reinforce long-term retention and alignment of interests between key employees and the Company.

29.8. Divestment of assets

On January 13, 2025, the Company announced its intention to divest from assets and or segments considered to be non-core as part of a strategic reassessment. The decision reflects the Company's new strategic cycle, focused on accelerating the growth of Zenvia Customer Cloud, optimizing its portfolio and aligning its business strategy.

As of the date of this filing, no binding sale agreement has been executed. The Company continues to evaluate potential alternatives consistent with its strategic objectives.

The Company will continue to monitor and reassess the situation as it evolves and update the financial reporting accordingly.